Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000224746 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	JOEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 1,117,286,730
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,286,730
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	9.28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%

C000224744 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Net Assets	$ 1,117,286,730
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,286,730
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	9.28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%

C000224745 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Investor Shares
Trading Symbol	JOEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$63	1.28%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Net Assets	$ 1,117,286,730
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,286,730
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	9.28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%

C000224748 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Advisor Shares
Trading Symbol	JOMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$63	1.34%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.34%
Material Change Date	Feb. 01, 2025
Net Assets	$ 51,107,573
Holdings Count | Holding	118
Investment Company Portfolio Turnover	65.47%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,107,573
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	65.47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.1%
PharmaResearch Co. Ltd.	2.0%
Narayana Hrudayalaya Ltd.	2.0%
Arcadyan Technology Corp.	1.7%
Varun Beverages Ltd.	1.5%
Alior Bank S.A.	1.4%
Mrs Bectors Food Specialities Ltd.	1.4%
Pan American Silver Corp.	1.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27, 0.00%, 10/25/27	1.4%
Elite Material Co. Ltd.	1.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.1%
PharmaResearch Co. Ltd.	2.0%
Narayana Hrudayalaya Ltd.	2.0%
Arcadyan Technology Corp.	1.7%
Varun Beverages Ltd.	1.5%
Alior Bank S.A.	1.4%
Mrs Bectors Food Specialities Ltd.	1.4%
Pan American Silver Corp.	1.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27, 0.00%, 10/25/27	1.4%
Elite Material Co. Ltd.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.
A more detailed explanation of how the Fund defines “emerging markets” and “discovery criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224749 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Institutional Shares
Trading Symbol	JOMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$58	1.24%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.24%
Material Change Date	Feb. 01, 2025
Net Assets	$ 51,107,573
Holdings Count | Holding	118
Investment Company Portfolio Turnover	65.47%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,107,573
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	65.47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.1%
PharmaResearch Co. Ltd.	2.0%
Narayana Hrudayalaya Ltd.	2.0%
Arcadyan Technology Corp.	1.7%
Varun Beverages Ltd.	1.5%
Alior Bank S.A.	1.4%
Mrs Bectors Food Specialities Ltd.	1.4%
Pan American Silver Corp.	1.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27, 0.00%, 10/25/27	1.4%
Elite Material Co. Ltd.	1.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.1%
PharmaResearch Co. Ltd.	2.0%
Narayana Hrudayalaya Ltd.	2.0%
Arcadyan Technology Corp.	1.7%
Varun Beverages Ltd.	1.5%
Alior Bank S.A.	1.4%
Mrs Bectors Food Specialities Ltd.	1.4%
Pan American Silver Corp.	1.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27, 0.00%, 10/25/27	1.4%
Elite Material Co. Ltd.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.
A more detailed explanation of how the Fund defines “emerging markets” and “discovery criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224751 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Global Select Fund
Class Name	Advisor Shares
Trading Symbol	JOGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Advisor Shares)	$53	1.11%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%
Material Change Date	Feb. 01, 2025
Net Assets	$ 21,404,876
Holdings Count | Holding	37
Investment Company Portfolio Turnover	54.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,404,876
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	54.31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	3.6%
SAP S.E.	3.1%
Alphabet, Inc. - Class A	3.1%
Trip.com Group Ltd.	3.0%
Amazon.com, Inc.	3.0%
S&P Global, Inc.	2.9%
MercadoLibre, Inc.	2.9%
Intercontinental Exchange, Inc.	2.9%
Grab Holdings Ltd. - Class A	2.9%
Sea Ltd. - ADR	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	3.6%
SAP S.E.	3.1%
Alphabet, Inc. - Class A	3.1%
Trip.com Group Ltd.	3.0%
Amazon.com, Inc.	3.0%
S&P Global, Inc.	2.9%
MercadoLibre, Inc.	2.9%
Intercontinental Exchange, Inc.	2.9%
Grab Holdings Ltd. - Class A	2.9%
Sea Ltd. - ADR	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.87% of average daily net assets of the Fund and to limit fund operating expenses to 1.06% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.87% of average daily net assets of the Fund and to limit fund operating expenses to 1.06% of average daily net assets of the Fund through February 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224754 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Global Select Fund
Class Name	Institutional Shares
Trading Symbol	JOGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Institutional Shares)	$48	1.01%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.01%
Material Change Date	Feb. 01, 2025
Net Assets	$ 21,404,876
Holdings Count | Holding	37
Investment Company Portfolio Turnover	54.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,404,876
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	54.31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	3.6%
SAP S.E.	3.1%
Alphabet, Inc. - Class A	3.1%
Trip.com Group Ltd.	3.0%
Amazon.com, Inc.	3.0%
S&P Global, Inc.	2.9%
MercadoLibre, Inc.	2.9%
Intercontinental Exchange, Inc.	2.9%
Grab Holdings Ltd. - Class A	2.9%
Sea Ltd. - ADR	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	3.6%
SAP S.E.	3.1%
Alphabet, Inc. - Class A	3.1%
Trip.com Group Ltd.	3.0%
Amazon.com, Inc.	3.0%
S&P Global, Inc.	2.9%
MercadoLibre, Inc.	2.9%
Intercontinental Exchange, Inc.	2.9%
Grab Holdings Ltd. - Class A	2.9%
Sea Ltd. - ADR	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.87% of average daily net assets of the Fund and to limit fund operating expenses to 0.96% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.87% of average daily net assets of the Fund and to limit fund operating expenses to 0.96% of average daily net assets of the Fund through February 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224756 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 80,190,629
Holdings Count | Holding	41
Investment Company Portfolio Turnover	32.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$80,190,629
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	32.02%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Deutsche Boerse A.G.	4.2%
Shell PLC	4.1%
National Grid PLC	3.7%
Siemens A.G. - REG	3.6%
Merck KGaA	3.6%
Thales S.A.	3.4%
Sanofi S.A.	3.4%
SoftBank Corp.	3.3%
Daifuku Co. Ltd.	3.2%
Ebara Corp.	3.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Deutsche Boerse A.G.	4.2%
Shell PLC	4.1%
National Grid PLC	3.7%
Siemens A.G. - REG	3.6%
Merck KGaA	3.6%
Thales S.A.	3.4%
Sanofi S.A.	3.4%
SoftBank Corp.	3.3%
Daifuku Co. Ltd.	3.2%
Ebara Corp.	3.1%

C000224759 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Institutional Shares
Trading Symbol	JOHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Material Change Date	Feb. 01, 2025
Net Assets	$ 3,457,880,531
Holdings Count | Holding	42
Investment Company Portfolio Turnover	48.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,457,880,531
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	48.97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Sea Ltd. - ADR	2.6%
Sony Group Corp.	2.6%
NEC Corp.	2.5%
ORIX Corp.	2.5%
UBS Group A.G. - REG	2.5%
Spotify Technology S.A.	2.5%
Argenx S.E.	2.5%
Zalando S.E.	2.5%
Hong Kong Exchanges & Clearing Ltd.	2.5%
Wise PLC - Class A	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Sea Ltd. - ADR	2.6%
Sony Group Corp.	2.6%
NEC Corp.	2.5%
ORIX Corp.	2.5%
UBS Group A.G. - REG	2.5%
Spotify Technology S.A.	2.5%
Argenx S.E.	2.5%
Zalando S.E.	2.5%
Hong Kong Exchanges & Clearing Ltd.	2.5%
Wise PLC - Class A	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 0.95% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 0.95% of average daily net assets of the Fund through February 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224761 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Investor Shares
Trading Symbol	JOHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Material Change Date	Feb. 01, 2025
Net Assets	$ 3,457,880,531
Holdings Count | Holding	42
Investment Company Portfolio Turnover	48.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,457,880,531
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	48.97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Sea Ltd. - ADR	2.6%
Sony Group Corp.	2.6%
NEC Corp.	2.5%
ORIX Corp.	2.5%
UBS Group A.G. - REG	2.5%
Spotify Technology S.A.	2.5%
Argenx S.E.	2.5%
Zalando S.E.	2.5%
Hong Kong Exchanges & Clearing Ltd.	2.5%
Wise PLC - Class A	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Sea Ltd. - ADR	2.6%
Sony Group Corp.	2.6%
NEC Corp.	2.5%
ORIX Corp.	2.5%
UBS Group A.G. - REG	2.5%
Spotify Technology S.A.	2.5%
Argenx S.E.	2.5%
Zalando S.E.	2.5%
Hong Kong Exchanges & Clearing Ltd.	2.5%
Wise PLC - Class A	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 1.18% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 1.18% of average daily net assets of the Fund through February 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/